Contingencies and Commitments	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Contingencies and Commitments
Contingencies
Litigation and Regulatory Proceedings
We are involved in a number of litigation and regulatory proceedings including those described below. Many of these proceedings are in early stages, and many of them seek or may seek damages and penalties, the amount of which is indeterminate. Our total accrued liability in respect of litigation and regulatory proceedings is determined on a case-by-case basis and represents an estimate of probable losses after considering, among other factors, the progress of each case or proceeding, our experience and the experience of others in similar cases or proceedings, and the opinions and views of legal counsel. Significant judgment is required in making these estimates and our final liabilities may ultimately be materially different.
Business Operations. We are involved in various lawsuits and disputes incidental to our business operations, including commercial disputes, personal injury claims, royalty claims, property damage claims and contract actions.
Regarding royalty claims, we and other natural gas producers have been named in various lawsuits alleging royalty underpayment. The suits against us allege, among other things, that we used below-market prices, made improper deductions, utilized improper measurement techniques entered into arrangements with affiliates that resulted in underpayment of royalties in connection with the production and sale of natural gas and NGL, or similar theories. These lawsuits include cases filed by individual royalty owners and putative class actions, some of which seek to certify a statewide class. The lawsuits seek compensatory, consequential, treble, and punitive damages, restitution and disgorgement of profits, declaratory and injunctive relief regarding our royalty payment practices, pre-and post-judgment interest, and attorney’s fees and costs. Plaintiffs have varying royalty provisions in their respective leases, oil and gas law varies from state to state, and royalty owners and producers differ in their interpretation of the legal effect of lease provisions governing royalty calculations. We have resolved a number of these claims through negotiated settlements of past and future royalty obligations and have prevailed in various other lawsuits. We are currently defending numerous lawsuits seeking damages with respect to underpayment of royalties in multiple states where we have operated, including those discussed below.
On December 9, 2015, the Commonwealth of Pennsylvania, by the Office of Attorney General, filed a lawsuit in the Bradford County Court of Common Pleas related to royalty underpayment and lease acquisition and accounting practices with respect to properties in Pennsylvania. The lawsuit, which primarily relates to the Marcellus Shale and Utica Shale, alleges that we violated the Pennsylvania Unfair Trade Practices and Consumer Protection Law (UTPCPL) by making improper deductions and entering into arrangements with affiliates that resulted in underpayment of royalties. The lawsuit includes other UTPCPL claims and antitrust claims, including that a joint exploration agreement to which we are a party established unlawful market allocation for the acquisition of leases. The lawsuit seeks statutory restitution, civil penalties and costs, as well as a temporary injunction from exploration and drilling activities in Pennsylvania until restitution, penalties and costs have been paid, and a permanent injunction from further violations of the UTPCPL.
Putative statewide class actions in Pennsylvania and Ohio and purported class arbitrations in Pennsylvania have been filed on behalf of royalty owners asserting various claims for damages related to alleged underpayment of royalties as a result of the divestiture of substantially all of our midstream business and most of our gathering assets in 2012 and 2013. These cases include claims for violation of and conspiracy to violate the federal Racketeer Influenced and Corrupt Organizations Act and for an unlawful market allocation agreement for mineral rights, intentional interference with contractual relations, and violations of antitrust laws related to purported markets for gas mineral rights, operating rights and gas gathering sources. These lawsuits seek in aggregate compensatory, consequential, treble, and punitive damages, restitution and disgorgement of profits, declaratory and injunctive relief regarding our royalty payment practices, pre-and post-judgment interest, and attorney’s fees and costs. On December 20, 2017 and August 9, 2018, we reached tentative settlements to resolve substantially all Pennsylvania civil royalty cases for a total of approximately $35 million.
We believe losses are reasonably possible in certain of the pending royalty cases for which we have not accrued a loss contingency, but we are currently unable to estimate an amount or range of loss or the impact the actions could have on our future results of operations or cash flows. Uncertainties in pending royalty cases generally include the complex nature of the claims and defenses, the potential size of the class in class actions, the scope and types of the properties and agreements involved, and the applicable production years.
We also previously disclosed defending lawsuits alleging various violations of the Sherman Antitrust Act and state antitrust laws. In 2016, putative class action lawsuits were filed in the U.S. District Court for the Western District of Oklahoma and in Oklahoma state courts, and an individual lawsuit was filed in the U.S. District Court of Kansas, in each case against us and other defendants. The lawsuits generally allege that, since 2007 and continuing through April 2013, the defendants conspired to rig bids and depress the market for the purchases of oil and natural gas leasehold interests and properties in the Anadarko Basin containing producing oil and natural gas wells. The lawsuits seek damages, attorney’s fees, costs and interest, as well as enjoinment from adopting practices or plans that would restrain competition in a similar manner as alleged in the lawsuits. On April 12, 2018, we reached a tentative settlement to resolve substantially all Oklahoma civil class action antitrust cases for an insignificant amount. The final fairness hearing is set for April 25, 2019.
On July 28, 2017, OOGC America LLC (OOGC) filed a demand for arbitration with the American Arbitration Association against Chesapeake Exploration, L.L.C., our wholly owned subsidiary, in connection with OOGC’s purchase of certain oil and gas leases and other assets pursuant to a Purchase and Sale Agreement entered into on October 10, 2010. In connection with the sale, we also entered into a Development Agreement with OOGC, dated November 15, 2010 (the “Development Agreement”), which governs each of our rights and obligations with respect to the sale, including the transportation and marketing of oil and gas. OOGC’s breach of contract, breach of agency and fiduciary duties and other claims generally allege, among other things, that we subjected OOGC to excessive rates for gathering and other services provided for under the Development Agreement and interfered with OOGC’s right to audit the documents that supported those rates. On November 13, 2018, a unanimous panel denied every claim asserted by OOGC other than OOGC being entitled to a declaration clarifying its audit rights.
On July 24, 2018, Healthcare of Ontario Pension Plan (HOOPP) filed a demand for arbitration with the American Arbitration Association regarding HOOPP’s purchase of our interest in Chaparral Energy, Inc. stock for $215 million on January 5, 2014. HOOPP claims that we engaged in material misrepresentations and fraud, and that we violated the Exchange Act and Oklahoma Uniform Securities Act. HOOPP seeks either rescission or $215 million in monetary damages, and in either case, interest, attorney’s fees, disgorgement and punitive damages. We intend to vigorously defend these claims.
In February 2019, a putative class action lawsuit in the District Court of Dallas County, Texas was filed against FTS International, Inc. (“FTSI”), certain investment banks, FTSI’s directors including certain of our officers and certain shareholders of FTSI including us. The lawsuit alleges various violations of Sections 11 (with respect to certain of our officers in their capacities as directors of FTSI) and 15 (with respect to such officers and us) of the Securities Act of 1933 in connection with public disclosure made during the initial public offering of FTSI. The suit seeks damages in excess of $1,000,000 and attorneys’ fees and other expenses. We intend to vigorously defend these claims.
Environmental Contingencies
The nature of the oil and gas business carries with it certain environmental risks for us and our subsidiaries. We have implemented various policies, programs, procedures, training and audits to reduce and mitigate such environmental risks. We conduct periodic reviews, on a company-wide basis, to assess changes in our environmental risk profile. Environmental reserves are established for environmental liabilities for which economic losses are probable and reasonably estimable. We manage our exposure to environmental liabilities in acquisitions by using an evaluation process that seeks to identify pre-existing contamination or compliance concerns and address the potential liability. Depending on the extent of an identified environmental concern, we may, among other things, exclude a property from the transaction, require the seller to remediate the property to our satisfaction in an acquisition or agree to assume liability for the remediation of the property.
We are named as a defendant in numerous lawsuits in Oklahoma alleging that we and other companies have engaged in activities that have caused earthquakes. These lawsuits seek compensation for injury to real and personal property, diminution of property value, economic losses due to business interruption, interference with the use and enjoyment of property, annoyance and inconvenience, personal injury and emotional distress.  In addition, they seek the reimbursement of insurance premiums and the award of punitive damages, attorneys’ fees, costs, expenses and interest.
Other Matters
Based on management’s current assessment, we are of the opinion that no pending or threatened lawsuit or dispute relating to our business operations is likely to have a material adverse effect on our future consolidated financial position, results of operations or cash flows. The final resolution of such matters could exceed amounts accrued, however, and actual results could differ materially from management’s estimates.

Contingencies and Commitments
Commitments
Operating Leases
Future operating lease commitments related to other property and equipment are not recorded as obligations in the accompanying consolidated balance sheets. The aggregate undiscounted minimum future lease payments are presented below:

December 31, 2018
($ in millions)
2019	$3
2020	1
Total	$4

Operating lease expense for the years ended December 31, 2018, 2017 and 2016, was $4 million, $3 million and $5 million, respectively.
Gathering, Processing and Transportation Agreements
We have contractual commitments with midstream service companies and pipeline carriers for future gathering, processing and transportation of oil, natural gas and NGL to move certain of our production to market. Working interest owners and royalty interest owners, where appropriate, will be responsible for their proportionate share of these costs. Commitments related to gathering, processing and transportation agreements are not recorded as obligations in the accompanying consolidated balance sheets; however, they are reflected in our estimates of proved reserves.
The aggregate undiscounted commitments under our gathering, processing and transportation agreements, excluding any reimbursement from working interest and royalty interest owners, credits for third-party volumes or future costs under cost-of-service agreements, are presented below:

December 31, 2018
($ in millions)
2019	$832
2020	774
2021	683
2022	581
2023	470
2024 – 2034	2,431
Total	$5,771

In addition, we have entered into long-term agreements for certain natural gas gathering and related services within specified acreage dedication areas in exchange for cost-of-service based fees redetermined annually, or tiered fees based on volumes delivered relative to scheduled volumes. Future gathering fees may vary with the applicable agreement.
Service Contract
We have a contract with a third-party contractor to provide maintenance and other services to our natural gas compressors under capital lease. This commitment is not recorded as an obligation in the accompanying consolidated balance sheets. The aggregate undiscounted minimum future payments under this service contract is detailed below.

December 31, 2018
($ in millions)
2019	$5
2020	5
2021	5
Total	$15

Other Commitments
As part of our normal course of business, we enter into various agreements providing, or otherwise arranging for, financial or performance assurances to third parties on behalf of our wholly owned guarantor subsidiaries. These agreements may include future payment obligations or commitments regarding operational performance that effectively guarantee our subsidiaries’ future performance.
In connection with acquisitions and divestitures, our purchase and sale agreements generally provide indemnification to the counterparty for liabilities incurred as a result of a breach of a representation or warranty by the indemnifying party and/or other specified matters. These indemnifications generally have a discrete term and are intended to protect the parties against risks that are difficult to predict or cannot be quantified at the time of entering into or consummating a particular transaction. For divestitures of oil and natural gas properties, our purchase and sale agreements may require the return of a portion of the proceeds we receive as a result of uncured title or environmental defects.
While executing our strategic priorities, we have incurred certain cash charges, including contract termination charges, financing extinguishment costs and charges for unused natural gas transportation and gathering capacity.